UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

March 31, 2012

1.847666.105

VIGC-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Media - 1.6%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 1,625,000	$ 2,075,752
Comcast Corp.:
4.95% 6/15/16	2,975,000	3,340,976
5.7% 5/15/18	2,400,000	2,831,806
6.4% 3/1/40	2,884,000	3,536,023
6.45% 3/15/37	1,410,000	1,682,772
COX Communications, Inc. 4.625% 6/1/13	3,475,000	3,630,312
Discovery Communications LLC:
3.7% 6/1/15	2,648,000	2,834,978
6.35% 6/1/40	2,421,000	2,905,917
NBCUniversal Media LLC:
3.65% 4/30/15	1,200,000	1,280,681
5.15% 4/30/20	3,234,000	3,659,032
6.4% 4/30/40	3,340,000	4,004,550
News America Holdings, Inc. 7.75% 12/1/45	2,067,000	2,413,584
News America, Inc.:
6.15% 3/1/37	2,331,000	2,598,265
6.15% 2/15/41	1,822,000	2,080,877
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,878,143
6.2% 7/1/13	7,000,000	7,465,808
6.75% 7/1/18	4,425,000	5,397,513
Time Warner, Inc.:
5.375% 10/15/41	1,021,000	1,069,365
5.875% 11/15/16	5,514,000	6,457,219
6.5% 11/15/36	2,337,000	2,704,320
Viacom, Inc.:
3.5% 4/1/17	1,312,000	1,406,534
6.75% 10/5/37	935,000	1,162,463
		67,416,890
CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Diageo Capital PLC 5.2% 1/30/13	1,705,000	1,770,279
FBG Finance Ltd. 5.125% 6/15/15 (c)	2,185,000	2,416,435
Fortune Brands, Inc.:
5.375% 1/15/16	471,000	522,650
5.875% 1/15/36	6,267,000	6,235,345
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	3,034,000	3,085,414
		14,030,123
Food Products - 0.4%
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,925,722
Kraft Foods, Inc.:
5.375% 2/10/20	4,086,000	4,722,051

	Principal Amount	Value
6.125% 2/1/18	$ 3,684,000	$ 4,419,721
6.5% 8/11/17	3,514,000	4,238,046
		17,305,540
Tobacco - 0.4%
Altria Group, Inc. 9.7% 11/10/18	4,450,000	6,045,209
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	3,045,553
5.65% 5/16/18	2,751,000	3,277,951
Reynolds American, Inc. 7.25% 6/15/37	2,962,000	3,446,432
		15,815,145
TOTAL CONSUMER STAPLES		47,150,808
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (c)	3,739,000	3,957,690
5.35% 3/15/20 (c)	3,724,000	4,083,742
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	4,040,275
5% 10/1/21	1,517,000	1,572,334
Transocean, Inc.:
5.05% 12/15/16	2,488,000	2,663,907
6.375% 12/15/21	3,286,000	3,695,942
		20,013,890
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	8,159,946
ConocoPhillips 5.75% 2/1/19	3,900,000	4,744,405
Duke Capital LLC 6.25% 2/15/13	855,000	892,933
Duke Energy Field Services 6.45% 11/3/36 (c)	2,477,000	2,751,127
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,674,698
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,582,566
Encana Holdings Finance Corp. 5.8% 5/1/14	320,000	348,955
EQT Corp. 4.875% 11/15/21	1,669,000	1,688,329
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,377,811
Motiva Enterprises LLC 5.75% 1/15/20 (c)	1,496,000	1,720,915
Nakilat, Inc. 6.067% 12/31/33 (c)	1,808,000	1,934,560
Nexen, Inc.:
5.875% 3/10/35	5,405,000	5,571,296
6.4% 5/15/37	710,000	778,502
NGPL PipeCo LLC 6.514% 12/15/12 (c)	543,000	523,988
Pemex Project Funding Master Trust 1.0797% 12/3/12 (c)(h)	410,000	408,565
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada:
6.05% 5/15/18	$ 1,480,000	$ 1,764,369
6.8% 5/15/38	3,485,000	4,433,652
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,801,327
5.375% 1/27/21	2,641,000	2,843,668
5.75% 1/20/20	5,084,000	5,632,055
6.75% 1/27/41	3,455,000	4,006,988
7.875% 3/15/19	4,277,000	5,276,984
Petroleos Mexicanos:
4.875% 1/24/22 (c)	3,398,000	3,567,900
5.5% 1/21/21	3,601,000	3,979,105
6.5% 6/2/41 (c)	4,805,000	5,381,600
Phillips 66:
4.3% 4/1/22 (c)	3,770,000	3,833,291
5.875% 5/1/42 (c)	3,228,000	3,296,963
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,750,668
3.95% 9/15/15	2,158,000	2,314,185
6.125% 1/15/17	1,250,000	1,445,175
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,009,000	2,033,108
5.5% 9/30/14 (c)	2,808,000	3,025,620
5.832% 9/30/16 (c)	1,688,863	1,811,305
6.332% 9/30/27 (c)	2,415,000	2,708,736
6.75% 9/30/19 (c)	1,838,000	2,164,245
Schlumberger Investment SA 3.3% 9/14/21 (c)	2,428,000	2,458,911
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	685,885
4.6% 6/15/21	873,000	904,559
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,603,995
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	718,579
Western Gas Partners LP 5.375% 6/1/21	3,820,000	4,049,200
		119,650,669
TOTAL ENERGY		139,664,559
FINANCIALS - 10.9%
Capital Markets - 1.8%
BlackRock, Inc. 4.25% 5/24/21	1,183,000	1,268,783
Goldman Sachs Group, Inc.:
5.25% 7/27/21	1,125,000	1,113,251
5.625% 1/15/17	3,000,000	3,150,468

	Principal Amount	Value
5.75% 1/24/22	$ 11,472,000	$ 11,797,300
5.95% 1/18/18	755,000	813,097
6.15% 4/1/18	5,954,000	6,420,549
6.75% 10/1/37	3,421,000	3,334,202
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	3,105,450
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	7,014,060
Lazard Group LLC:
6.85% 6/15/17	3,241,000	3,562,319
7.125% 5/15/15	5,585,000	6,055,821
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	1,572,000	1,492,340
6.4% 8/28/17	1,989,000	2,168,577
Morgan Stanley:
4.75% 4/1/14	2,554,000	2,595,597
5.5% 7/28/21	7,781,000	7,601,516
5.75% 1/25/21	1,500,000	1,472,172
6.625% 4/1/18	10,165,000	10,701,244
		73,666,746
Commercial Banks - 1.9%
Bank of America NA 5.3% 3/15/17	6,480,000	6,760,869
Credit Suisse New York Branch 6% 2/15/18	6,110,000	6,614,332
Discover Bank:
7% 4/15/20	2,796,000	3,207,283
8.7% 11/18/19	6,339,000	7,885,906
Fifth Third Bancorp:
4.5% 6/1/18	1,179,000	1,238,622
8.25% 3/1/38	4,319,000	5,718,283
Fifth Third Bank 4.75% 2/1/15	487,000	519,770
Fifth Third Capital Trust IV 6.5% 4/15/67 (h)	2,412,000	2,399,940
HBOS PLC 6.75% 5/21/18 (c)	2,600,000	2,439,702
HSBC Holdings PLC 4% 3/30/22	3,647,000	3,613,502
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,132,569
KeyBank NA:
5.45% 3/3/16	1,618,000	1,777,341
5.8% 7/1/14	2,049,000	2,221,514
6.95% 2/1/28	800,000	884,330
KeyCorp. 5.1% 3/24/21	1,855,000	2,043,837
Marshall & Ilsley Bank:
4.85% 6/16/15	1,796,000	1,933,227
5% 1/17/17	4,625,000	4,975,122
5.25% 9/4/12	1,200,000	1,220,357
Regions Bank:
6.45% 6/26/37	3,952,000	3,932,240
7.5% 5/15/18	2,383,000	2,698,748
Regions Financial Corp.:
5.75% 6/15/15	814,000	852,665
7.75% 11/10/14	2,367,000	2,594,824
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
SouthTrust Corp. 5.8% 6/15/14	$ 1,440,000	$ 1,559,212
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,747,771
Wachovia Corp. 4.875% 2/15/14	785,000	829,301
Wells Fargo & Co.:
3.625% 4/15/15	2,350,000	2,502,010
3.676% 6/15/16	1,714,000	1,830,048
		78,133,325
Consumer Finance - 0.4%
General Electric Capital Corp.:
2.25% 11/9/15	2,597,000	2,668,994
2.95% 5/9/16	774,000	807,219
3.5% 6/29/15	799,000	849,386
5.625% 5/1/18	9,700,000	11,240,205
		15,565,804
Diversified Financial Services - 2.0%
Bank of America Corp.:
5.75% 12/1/17	12,290,000	13,177,756
6.5% 8/1/16	3,000,000	3,297,828
BP Capital Markets PLC 4.742% 3/11/21	3,000,000	3,358,740
Capital One Capital V 10.25% 8/15/39	3,830,000	3,935,325
Citigroup, Inc.:
3.953% 6/15/16	3,838,000	3,943,376
4.5% 1/14/22	1,528,000	1,533,380
4.75% 5/19/15	10,152,000	10,688,411
5.875% 1/30/42	3,065,000	3,166,268
6.125% 5/15/18	3,753,000	4,205,976
6.5% 8/19/13	8,073,000	8,540,144
JPMorgan Chase & Co.:
3.15% 7/5/16	4,200,000	4,328,768
4.35% 8/15/21	4,371,000	4,464,290
4.5% 1/24/22	6,648,000	6,913,435
5.4% 1/6/42	1,804,000	1,909,420
6.3% 4/23/19	3,920,000	4,528,306
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,142,441
5.15% 3/15/20	1,545,000	1,706,621
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(h)	500,000	499,375
		81,339,860
Insurance - 1.7%
Allstate Corp.:
5.2% 1/15/42	962,000	1,003,174
6.2% 5/16/14	2,709,000	3,007,386
American International Group, Inc. 4.875% 9/15/16	2,638,000	2,789,814

	Principal Amount	Value
Aon Corp.:
3.125% 5/27/16	$ 3,681,000	$ 3,818,599
3.5% 9/30/15	1,538,000	1,611,869
5% 9/30/20	1,402,000	1,545,221
6.25% 9/30/40	1,150,000	1,370,249
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	449,481
Liberty Mutual Group, Inc. 5% 6/1/21 (c)	4,093,000	4,085,882
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,488,414
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	2,110,000	2,177,170
MetLife, Inc.:
4.75% 2/8/21	1,477,000	1,619,511
5.875% 2/6/41	1,577,000	1,880,842
6.75% 6/1/16	3,234,000	3,841,484
Metropolitan Life Global Funding I 5.125% 6/10/14 (c)	2,884,000	3,131,606
New York Life Global Funding 4.65% 5/9/13 (c)	6,045,000	6,299,918
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,348,000	1,683,900
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,214,000	2,598,629
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	2,297,000	2,967,651
Pacific LifeCorp 6% 2/10/20 (c)	2,514,000	2,739,564
Prudential Financial, Inc.:
4.5% 11/16/21	2,700,000	2,865,939
5.8% 11/16/41	2,824,000	3,049,643
6.2% 11/15/40	1,297,000	1,454,600
7.375% 6/15/19	1,250,000	1,544,700
Symetra Financial Corp. 6.125% 4/1/16 (c)	6,355,000	6,466,708
Unum Group 5.625% 9/15/20	2,889,000	3,056,536
		69,548,490
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,200,000	1,174,207
Camden Property Trust 5.375% 12/15/13	2,985,000	3,153,124
Developers Diversified Realty Corp.:
4.75% 4/15/18	3,091,000	3,201,188
5.375% 10/15/12	1,764,000	1,781,654
7.5% 4/1/17	1,944,000	2,205,204
Duke Realty LP 4.625% 5/15/13	1,047,000	1,080,255
Equity One, Inc.:
5.375% 10/15/15	455,000	478,678
6% 9/15/17	2,405,000	2,592,292
Federal Realty Investment Trust:
5.4% 12/1/13	1,401,000	1,474,227
5.9% 4/1/20	1,046,000	1,157,208
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 1,155,000	$ 1,206,671
6.25% 6/15/17	3,000,000	3,193,908
Prime Property Funding, Inc. 5.35% 4/15/12 (c)	1,700,000	1,700,779
UDR, Inc. 5.5% 4/1/14	3,685,000	3,922,030
United Dominion Realty Trust, Inc. 5.25% 1/15/15	904,000	970,189
		29,291,614
Real Estate Management & Development - 2.4%
AMB Property LP 5.9% 8/15/13	2,575,000	2,651,897
BioMed Realty LP:
3.85% 4/15/16	3,700,000	3,821,800
6.125% 4/15/20	1,392,000	1,550,656
Brandywine Operating Partnership LP:
5.7% 5/1/17	5,000,000	5,295,605
5.75% 4/1/12	1,376,000	1,376,000
Colonial Properties Trust 5.5% 10/1/15	6,290,000	6,635,296
Digital Realty Trust LP:
4.5% 7/15/15	1,829,000	1,920,112
5.25% 3/15/21	1,953,000	2,012,967
Duke Realty LP:
5.4% 8/15/14	2,242,000	2,389,631
5.5% 3/1/16	1,270,000	1,372,737
5.95% 2/15/17	928,000	1,036,879
6.25% 5/15/13	2,913,000	3,055,184
6.5% 1/15/18	2,445,000	2,799,955
ERP Operating LP:
4.625% 12/15/21	7,498,000	7,891,900
4.75% 7/15/20	2,827,000	3,017,633
5.375% 8/1/16	1,066,000	1,185,445
5.5% 10/1/12	3,560,000	3,639,352
5.75% 6/15/17	5,343,000	6,092,826
Liberty Property LP:
4.75% 10/1/20	4,185,000	4,292,910
5.5% 12/15/16	2,290,000	2,520,314
6.625% 10/1/17	2,673,000	3,090,368
Post Apartment Homes LP 6.3% 6/1/13	2,679,000	2,799,686
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	3,844,000	3,893,776
5.5% 1/15/14 (c)	2,405,000	2,455,613
Reckson Operating Partnership LP 6% 3/31/16	3,099,000	3,293,022
Regency Centers LP 5.875% 6/15/17	1,827,000	2,042,774
Simon Property Group LP:
2.8% 1/30/17	857,000	877,308

	Principal Amount	Value
4.125% 12/1/21	$ 2,399,000	$ 2,516,251
4.2% 2/1/15	1,523,000	1,630,347
5.1% 6/15/15	2,220,000	2,446,129
Tanger Properties LP:
6.125% 6/1/20	4,625,000	5,179,043
6.15% 11/15/15	349,000	389,212
		95,172,628
TOTAL FINANCIALS		442,718,467
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	4,000,000	4,003,380
Health Care Providers & Services - 0.4%
Aristotle Holding, Inc. 4.75% 11/15/21 (c)	3,953,000	4,228,931
Express Scripts, Inc.:
3.125% 5/15/16	3,450,000	3,591,812
5.25% 6/15/12	3,016,000	3,041,609
6.25% 6/15/14	1,108,000	1,217,960
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,777,893
		14,858,205
TOTAL HEALTH CARE		18,861,585
INDUSTRIALS - 0.5%
Airlines - 0.3%
Continental Airlines, Inc.:
6.648% 3/15/19	1,166,474	1,220,365
6.795% 2/2/20	1,625,052	1,594,664
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,770,388	2,905,306
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	961,549	990,395
8.36% 1/20/19	4,052,222	4,179,056
		10,889,786
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	7,130,000	8,243,535
TOTAL INDUSTRIALS		19,133,321
INFORMATION TECHNOLOGY - 0.0%
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	1,347,000	1,385,202
MATERIALS - 0.8%
Chemicals - 0.4%
Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,688,681
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.: - continued
4.25% 11/15/20	$ 1,931,000	$ 2,019,838
5.25% 11/15/41	1,786,000	1,838,962
7.6% 5/15/14	7,213,000	8,166,753
		15,714,234
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/14 (c)	2,675,000	3,078,518
ArcelorMittal SA 3.75% 3/1/16	996,000	995,005
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	3,750,000	3,827,250
Rio Tinto Finance Ltd. (United States) 3.75% 9/20/21	2,525,000	2,605,669
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,833,463
6.25% 1/23/17	3,115,000	3,589,053
		17,928,958
TOTAL MATERIALS		33,643,192
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
6.3% 1/15/38	364,000	426,580
6.8% 5/15/36	10,939,000	13,477,384
CenturyLink, Inc.:
6.15% 9/15/19	1,562,000	1,621,080
6.45% 6/15/21	2,893,000	2,968,666
7.6% 9/15/39	488,000	460,536
Embarq Corp. 7.995% 6/1/36	1,808,000	1,823,363
Telefonica Emisiones SAU:
5.462% 2/16/21	2,456,000	2,386,812
5.855% 2/4/13	1,438,000	1,486,765
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,635,989
6.25% 4/1/37	1,380,000	1,632,526
6.9% 4/15/38	2,420,000	3,079,414
		31,999,115
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV 2.375% 9/8/16	5,411,000	5,476,543
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.875% 10/1/19	4,711,000	5,385,022

	Principal Amount	Value
6.35% 3/15/40	$ 1,471,000	$ 1,622,747
Vodafone Group PLC 5% 12/16/13	2,775,000	2,967,360
		15,451,672
TOTAL TELECOMMUNICATION SERVICES		47,450,787
UTILITIES - 2.5%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	2,167,000	2,265,094
Ameren Illinois Co. 6.125% 11/15/17	1,465,000	1,697,646
AmerenUE 6.4% 6/15/17	3,819,000	4,576,140
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	2,580,000	2,755,352
6.4% 9/15/20 (c)	6,054,000	6,687,696
Edison International 3.75% 9/15/17	2,401,000	2,518,318
EDP Finance BV:
4.9% 10/1/19 (c)	546,000	443,843
6% 2/2/18 (c)	380,000	335,759
FirstEnergy Corp. 7.375% 11/15/31	4,457,000	5,473,914
FirstEnergy Solutions Corp.:
4.8% 2/15/15	990,000	1,070,904
6.05% 8/15/21	3,642,000	4,086,124
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,680,998
3.75% 11/15/20	525,000	522,575
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,873,105
Pacific Gas & Electric Co. 3.25% 9/15/21	585,000	591,988
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,308,900
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,581,142
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,662,699
5.625% 1/15/16	2,000,000	2,284,072
		52,416,269
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,215,191
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	1,229,000	1,391,437
6.5% 5/1/18	2,640,000	3,050,127
PSEG Power LLC 2.75% 9/15/16	919,000	927,562
		5,369,126
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,395,000	1,695,540
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.7697% 9/30/66 (h)	$ 9,626,000	$ 8,407,397
6.25% 6/30/12	1,938,000	1,963,971
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,954,183
6.5% 9/15/37	1,334,000	1,661,909
National Grid PLC 6.3% 8/1/16	4,181,000	4,823,281
NiSource Finance Corp.:
4.45% 12/1/21	1,622,000	1,691,280
5.4% 7/15/14	3,885,000	4,224,083
5.45% 9/15/20	613,000	677,418
5.8% 2/1/42	2,085,000	2,218,402
5.95% 6/15/41	3,834,000	4,184,646
6.25% 12/15/40	837,000	925,182
6.4% 3/15/18	2,760,000	3,232,026
Sempra Energy 2.3% 4/1/17	4,185,000	4,234,973
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	1,426,000	1,468,780
		44,363,071
TOTAL UTILITIES		103,363,657
TOTAL NONCONVERTIBLE BONDS (Cost $844,528,382)		920,788,468
U.S. Government and Government Agency Obligations - 30.6%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 0.375% 3/16/15	769,000	763,242
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,936,053
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	110,000	110,097
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		3,809,392
U.S. Treasury Inflation Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40 (e)	27,409,097	36,061,843
2.125% 2/15/41	18,992,485	25,059,295
2.5% 1/15/29	8,444,640	11,147,559
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		72,268,697

	Principal Amount	Value
U.S. Treasury Obligations - 28.7%
U.S. Treasury Bonds:
3.125% 2/15/42	$ 27,537,000	$ 26,293,539
4.375% 5/15/41	118,340,000	141,749,072
U.S. Treasury Notes:
0.125% 12/31/13	29,207,000	29,104,308
0.25% 1/31/14	24,162,000	24,125,201
0.25% 12/15/14	54,000	53,675
0.5% 8/15/14	25,307,000	25,348,529
0.625% 7/15/14	1,486,000	1,493,082
0.875% 11/30/16	21,839,000	21,743,454
0.875% 2/28/17	27,444,000	27,244,592
1% 9/30/16	9,736,000	9,767,184
1.375% 2/28/19	123,500,000	121,695,789
2% 11/15/21	86,593,000	85,206,127
2% 2/15/22	31,962,000	31,332,732
2.375% 8/31/14	115,000,000	120,318,750
2.375% 2/28/15	41,183,000	43,370,847
2.625% 7/31/14 (e)	245,000,000	257,460,450
2.625% 12/31/14	55,045,000	58,222,968
3.125% 5/15/21	136,376,000	148,372,860
TOTAL U.S. TREASURY OBLIGATIONS		1,172,903,159
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,192,318,001)		1,248,981,248
U.S. Government Agency - Mortgage Securities - 32.8%

Fannie Mae - 20.5%
1.807% 5/1/34 (h)	1,208,476	1,256,489
1.829% 9/1/33 (h)	703,893	730,984
1.979% 10/1/33 (h)	48,237	50,799
2.05% 3/1/35 (h)	13,757	14,246
2.105% 10/1/33 (h)	1,015,652	1,060,002
2.257% 7/1/35 (h)	44,546	46,901
2.301% 7/1/34 (h)	57,342	60,789
2.303% 6/1/36 (h)	98,652	105,126
2.398% 8/1/36 (h)	1,774,170	1,882,518
2.424% 10/1/33 (h)	88,574	93,893
2.448% 3/1/35 (h)	58,337	61,475
2.516% 11/1/36 (h)	1,283,842	1,368,094
2.611% 5/1/35 (h)	224,559	238,968
2.633% 7/1/37 (h)	222,304	236,893
2.634% 5/1/36 (h)	396,060	421,633
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.653% 7/1/35 (h)	$ 113,914	$ 121,389
2.708% 9/1/36 (h)	1,100,939	1,173,188
2.743% 2/1/36 (h)	1,079,903	1,150,771
2.82% 12/1/35 (h)	514,527	548,293
3% 4/1/27 (d)	9,000,000	9,318,322
3.5% 1/1/26 to 9/1/26	6,488,572	6,853,828
3.5% 4/1/42 (d)	14,900,000	15,301,431
3.5% 4/1/42 (d)	29,400,000	30,192,086
3.5% 4/1/42 (d)	200,000	205,388
3.5% 4/1/42 (d)	2,700,000	2,772,743
3.5% 5/1/42 (d)	14,900,000	15,256,033
3.5% 5/1/42 (d)	29,400,000	30,102,507
3.5% 5/1/42 (d)	2,700,000	2,764,516
4% 9/1/26 to 11/1/41	118,516,702	125,206,002
4% 9/1/41	264,150	277,972
4% 10/1/41	6,385,484	6,735,591
4% 10/1/41	215,922	227,761
4% 4/1/42 (d)	7,700,000	8,073,153
4% 4/1/42 (d)	7,700,000	8,073,153
4.5% 11/1/18 to 11/1/41	146,533,607	157,425,222
4.5% 4/1/42 (d)	8,600,000	9,148,125
4.5% 4/1/42 (d)	300,000	319,121
5% 2/1/18 to 6/1/40	93,470,534	101,317,861
5% 4/1/42 (d)	12,500,000	13,504,004
5.5% 11/1/17 to 3/1/39	120,581,742	132,115,248
5.5% 4/1/42 (d)	21,800,000	23,752,827
6% 6/1/14 to 4/1/40	108,631,982	119,623,823
6.5% 6/1/13 to 2/1/36	4,361,005	4,770,511
7% 3/1/15 to 8/1/32	1,626,766	1,849,122
7.5% 7/1/16 to 11/1/31	1,364,119	1,599,795
8% 1/1/30 to 5/1/30	46,326	55,320
8.5% 3/1/25 to 6/1/25	760	911
TOTAL FANNIE MAE		837,464,827
Freddie Mac - 5.7%
2.117% 4/1/35 (h)	852,021	903,891
2.167% 3/1/36 (h)	180,862	190,688
2.374% 1/1/35 (h)	191,949	202,479
3.028% 11/1/35 (h)	348,010	370,848
3.031% 3/1/33 (h)	17,501	18,618
3.158% 10/1/35 (h)	144,095	153,552
4% 12/1/40 to 10/1/41	7,802,628	8,232,055
4% 9/1/41	936,440	986,174
4% 4/1/42 (d)	37,500,000	39,205,973

	Principal Amount	Value
4.5% 7/1/25 to 10/1/41	$ 73,057,680	$ 77,875,482
4.5% 4/1/42 (d)	15,600,000	16,541,867
5% 7/1/35 to 9/1/40	35,524,411	38,522,647
5.5% 1/1/38 to 1/1/40	38,465,384	41,763,125
6% 4/1/32 to 8/1/37	5,325,493	5,907,938
7.5% 5/1/17 to 11/1/31	134,413	156,230
8% 7/1/17 to 5/1/27	8,896	10,189
8.5% 3/1/20 to 1/1/28	123,342	145,598
TOTAL FREDDIE MAC		231,187,354
Ginnie Mae - 6.6%
3.5% 1/15/41 to 2/15/42	7,004,384	7,310,352
3.5% 4/1/42 (d)	25,700,000	26,786,496
4% 1/15/25 to 1/20/42	41,560,882	44,798,576
4% 4/1/42 (d)	1,200,000	1,287,779
4.5% 5/15/39 to 4/20/41	71,514,430	77,975,941
4.5% 4/1/42 (d)	2,800,000	3,046,709
5% 3/15/39 to 9/15/41	60,272,974	66,727,258
5% 4/1/42 (d)	21,400,000	23,640,479
6% 3/15/29 to 9/20/38	10,447,179	11,766,496
6.5% 10/15/34 to 11/15/35	401,081	461,071
7% 1/15/28 to 7/15/32	2,807,444	3,225,360
7.5% 4/15/22 to 10/15/28	671,676	781,081
8% 2/15/17 to 9/15/30	56,734	66,226
8.5% 12/15/16 to 3/15/30	11,462	13,103
TOTAL GINNIE MAE		267,886,927
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,316,022,467)		1,336,539,108
Asset-Backed Securities - 2.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7118% 4/25/35 (h)	417,034	227,178
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.6918% 4/25/35 (h)	36,401	35,344
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (h)	169,000	1,690
Airspeed Ltd. Series 2007-1A Class C1, 2.7418% 6/15/32 (c)(h)	2,612,949	1,345,669
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	432,101	433,579
Class A4, 3% 10/15/15 (c)	1,600,000	1,625,915
Series 2010-5 Class A4, 1.75% 3/15/16	1,430,000	1,458,521
Asset-Backed Securities - continued
	Principal Amount	Value
Ally Auto Receivables Trust: - continued
Series 2011-1 Class A4, 2.23% 3/15/16	$ 6,420,000	$ 6,619,548
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (c)	3,400,000	3,461,146
Series 2011-1 Class A2, 2.15% 1/15/16	3,150,000	3,217,001
Series 2011-3 Class A2, 1.81% 5/15/16	2,760,000	2,799,743
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	2,660,000	2,679,547
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9418% 12/25/33 (h)	29,001	22,979
Series 2004-R2 Class M3, 0.7918% 4/25/34 (h)	47,022	15,423
Series 2005-R2 Class M1, 0.6918% 4/25/35 (h)	727,000	633,663
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.024% 3/25/34 (h)	16,878	12,610
Series 2004-W11 Class M2, 0.9418% 11/25/34 (h)	198,000	141,977
Series 2004-W7 Class M1, 0.7918% 5/25/34 (h)	209,000	152,245
Series 2006-W4 Class A2C, 0.4018% 5/25/36 (h)	464,497	111,812
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0668% 4/25/34 (h)	880,247	606,124
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (c)	2,936,407	2,973,801
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	3,939,004	3,942,315
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	2,760,000	2,779,887
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3818% 12/25/36 (h)	635,000	202,619
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	6,300,000	6,305,325
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	12,500,000	12,658,469

	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.0419% 3/25/32 (MGIC Investment Corp. Insured) (h)	$ 40,946	$ 6,856
Series 2004-3 Class M4, 1.2118% 4/25/34 (h)	56,336	20,816
Series 2004-4 Class M2, 1.0368% 6/25/34 (h)	207,174	95,758
Series 2005-3 Class MV1, 0.6618% 8/25/35 (h)	52,626	52,079
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7958% 5/28/35 (h)	13,702	9,059
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4168% 8/25/34 (h)	102,000	59,575
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0668% 3/25/34 (h)	5,606	1,389
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (c)	4,321,466	4,324,607
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	466,130	467,902
Class A4, 2.98% 8/15/14	1,800,000	1,834,242
Series 2010-B Class A3, 0.98% 10/15/14	2,684,016	2,691,472
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	3,580,000	3,612,238
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7318% 1/25/35 (h)	334,000	104,407
Class M4, 0.9218% 1/25/35 (h)	128,000	29,041
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8706% 2/25/47 (c)(h)	829,000	290,150
GE Business Loan Trust Series 2003-1 Class A, 0.6718% 4/15/31 (c)(h)	74,784	69,981
GSAMP Trust Series 2004-AR1 Class B4, 4.4694% 6/25/34 (c)(h)	138,597	42,903
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7918% 9/25/46 (c)(h)	515,307	487,944
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5318% 8/25/33 (h)	243,411	177,278
Series 2003-5 Class A2, 0.9418% 12/25/33 (h)	11,595	8,605
Series 2005-5 Class 2A2, 0.4918% 11/25/35 (h)	172	172
Series 2006-1 Class 2A3, 0.4668% 4/25/36 (h)	79,886	79,379
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4318% 1/25/37 (h)	$ 436,000	$ 128,869
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	458,518	459,801
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3718% 11/25/36 (h)	438,000	364,795
Keycorp Student Loan Trust Series 1999-A Class A2, 0.8032% 12/27/29 (h)	196,157	173,016
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5418% 5/25/37 (h)	249,000	4,006
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2168% 7/25/34 (h)	29,596	22,306
Series 2006-FM1 Class A2B, 0.3518% 4/25/37 (h)	464,208	348,577
Series 2006-OPT1 Class A1A, 0.5018% 6/25/35 (h)	506,525	364,981
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5818% 8/25/34 (h)	20,187	15,464
Series 2004-NC8 Class M6, 1.4918% 9/25/34 (h)	98,616	56,342
Series 2005-NC1 Class M1, 0.6818% 1/25/35 (h)	141,000	91,236
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7518% 9/25/35 (h)	503,000	211,545
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	2,140,000	2,161,333
Ocala Funding LLC Series 2006-1A Class A, 1.6418% 3/20/11 (b)(c)(h)	414,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4918% 9/25/34 (h)	188,000	80,184
Class M4, 1.6918% 9/25/34 (h)	241,000	53,211
Series 2005-WCH1 Class M4, 1.0718% 1/25/36 (h)	520,000	292,063
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0418% 4/25/33 (h)	1,796	1,455
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0368% 3/25/35 (h)	467,651	324,245
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3955% 3/20/19 (FGIC Insured) (c)(h)	147,964	144,304

	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (h)	$ 448,000	$ 183,185
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9668% 9/25/34 (h)	22,875	7,867
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1018% 9/25/34 (h)	10,148	7,680
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	5,630,000	5,641,137
Whinstone Capital Management Ltd. Series 1A Class B3, 2.3601% 10/25/44 (c)(h)	630,180	333,995
TOTAL ASSET-BACKED SECURITIES (Cost $83,334,685)		80,401,580
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.4%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8018% 1/25/35 (h)	663,599	521,110
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4418% 12/20/54 (c)(h)	2,117,000	1,370,758
Series 2006-2 Class C1, 1.1818% 12/20/54 (h)	1,885,000	1,220,538
Series 2006-3 Class C2, 0.7418% 12/20/54 (h)	396,000	256,410
Series 2006-4:
Class B1, 0.4218% 12/20/54 (h)	1,059,000	906,769
Class C1, 1.0018% 12/20/54 (h)	647,000	418,933
Class M1, 0.5818% 12/20/54 (h)	279,000	217,969
Series 2007-1:
Class 1C1, 0.8418% 12/20/54 (h)	654,000	423,465
Class 1M1, 0.5418% 12/20/54 (h)	425,000	332,031
Class 2C1, 1.2018% 12/20/54 (h)	298,000	192,955
Class 2M1, 0.7418% 12/20/54 (h)	546,000	426,563
Series 2007-2 Class 2C1, 0.6718% 12/17/54 (h)	757,000	490,158
Granite Mortgages PLC floater Series 2003-3 Class 1C, 3.0112% 1/20/44 (h)	151,584	110,043
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (h)	5,500,745	5,773,340
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4518% 5/25/47 (h)	$ 288,673	$ 177,473
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4118% 2/25/37 (h)	426,787	288,913
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5318% 7/25/35 (h)	692,824	549,716
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5918% 7/10/35 (c)(h)	218,967	178,806
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6918% 6/25/33 (c)(h)	53,600	49,915
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (h)	12,454	9,100
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.444% 9/25/36 (h)	1,153,000	896,263
TOTAL PRIVATE SPONSOR		14,811,228
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,321,878	1,455,460
Series 1999-57 Class PH, 6.5% 12/25/29	996,970	1,119,538
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	125,225	134,797
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	219,991	227,541
Freddie Mac Multi-Class pass-thru certificates planned amortization class Series 2500 Class TE, 5.5% 9/15/17	2,998,779	3,220,493
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2007-35 Class SC, 38.7495% 6/16/37 (h)(j)	116,729	220,080
TOTAL U.S. GOVERNMENT AGENCY		6,377,909
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,817,968)		21,189,137
Commercial Mortgage Securities - 5.4%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0841% 2/14/43 (h)	$ 1,160,583	$ 1,171,205
Class A3, 7.1341% 2/14/43 (h)	1,545,000	1,566,656
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7138% 5/10/45 (h)	1,705,173	1,814,846
Series 2006-5:
Class A2, 5.317% 9/10/47	7,427,757	7,531,634
Class A3, 5.39% 9/10/47	1,985,000	2,086,025
Series 2007-3 Class A3, 5.5668% 6/10/49 (h)	6,100,000	6,374,951
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	389,527	389,314
Series 2007-1 Class A2, 5.381% 1/15/49	294,492	294,178
Series 2001-3 Class H, 6.562% 4/11/37 (c)	4,889,139	4,893,231
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7118% 3/15/22 (c)(h)	217,000	210,490
Class G, 0.7718% 3/15/22 (c)(h)	141,000	132,893
Series 2006-BIX1:
Class F, 0.5518% 10/15/19 (c)(h)	558,000	530,100
Class G, 0.5718% 10/15/19 (c)(h)	380,000	357,200
Bayview Commercial Asset Trust:
floater:
Series 2004-1:
Class A, 0.6018% 4/25/34 (c)(h)	426,984	349,673
Class B, 2.1418% 4/25/34 (c)(h)	33,555	19,527
Class M1, 0.8018% 4/25/34 (c)(h)	27,341	19,153
Class M2, 1.4418% 4/25/34 (c)(h)	24,501	17,081
Series 2005-2A:
Class A1, 0.5518% 8/25/35 (c)(h)	380,987	243,694
Class M1, 0.6718% 8/25/35 (c)(h)	28,249	14,066
Class M2, 0.7218% 8/25/35 (c)(h)	46,462	20,472
Class M3, 0.7418% 8/25/35 (c)(h)	25,647	9,907
Series 2005-3A Class A2, 0.6418% 11/25/35 (c)(h)	133,864	88,405
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.6318% 1/25/36 (c)(h)	$ 715,120	$ 449,483
Class M1, 0.6918% 1/25/36 (c)(h)	149,628	64,858
Class M2, 0.7118% 1/25/36 (c)(h)	45,139	17,636
Class M3, 0.7418% 1/25/36 (c)(h)	65,619	23,237
Series 2006-1 Class A2, 0.6018% 4/25/36 (c)(h)	72,637	47,352
Series 2006-2A:
Class A1, 0.4718% 7/25/36 (c)(h)	713,797	486,007
Class A2, 0.5218% 7/25/36 (c)(h)	64,430	38,726
Class M1, 0.5518% 7/25/36 (c)(h)	67,652	27,667
Class M2, 0.5718% 7/25/36 (c)(h)	47,863	17,347
Class M6, 0.7818% 7/25/36 (c)(h)	48,783	6,837
Series 2006-3A:
Class M5, 0.7218% 10/25/36 (c)(h)	63,325	4,268
Class M6, 0.8018% 10/25/36 (c)(h)	123,806	4,902
Series 2006-4A:
Class A1, 0.4718% 12/25/36 (c)(h)	453,454	297,456
Class A2, 0.5118% 12/25/36 (c)(h)	1,010,604	447,491
Class M1, 0.5318% 12/25/36 (c)(h)	73,232	26,423
Series 2007-1 Class A2, 0.5118% 3/25/37 (c)(h)	190,510	93,571
Series 2007-2A:
Class A1, 0.5118% 7/25/37 (c)(h)	184,804	98,292
Class A2, 0.5618% 7/25/37 (c)(h)	172,976	54,208
Class B1, 1.8418% 7/25/37 (c)(h)	162,627	5,015
Class B2, 2.4918% 7/25/37 (c)(h)	25,198	669
Class M2, 0.6518% 7/25/37 (c)(h)	96,098	8,381
Class M3, 0.7318% 7/25/37 (c)(h)	96,098	6,849
Class M4, 0.8918% 7/25/37 (c)(h)	203,284	13,036
Class M5, 0.9918% 7/25/37 (c)(h)	181,108	9,613

	Principal Amount	Value
Class M6, 1.2418% 7/25/37 (c)(h)	$ 225,461	$ 9,490
Series 2007-3:
Class A2, 0.5318% 7/25/37 (c)(h)	278,842	122,344
Class B1, 1.1918% 7/25/37 (c)(h)	128,877	10,190
Class B2, 1.8418% 7/25/37 (c)(h)	450,482	20,058
Class B3, 4.2418% 7/25/37 (c)(h)	21,962	342
Class M1, 0.5518% 7/25/37 (c)(h)	114,232	35,781
Class M2, 0.5818% 7/25/37 (c)(h)	120,090	29,628
Class M3, 0.6118% 7/25/37 (c)(h)	262,440	50,112
Class M4, 0.7418% 7/25/37 (c)(h)	414,748	63,388
Class M5, 0.8418% 7/25/37 (c)(h)	155,238	19,751
Class M6, 1.0418% 7/25/37 (c)(h)	117,161	12,553
Series 2007-4A:
Class B1, 2.7918% 9/25/37 (c)(h)	113,307	4,226
Class M4, 1.8418% 9/25/37 (c)(h)	743,568	30,750
Class M5, 1.9918% 9/25/37 (c)(h)	743,568	23,117
Class M6, 2.1918% 9/25/37 (c)(h)	743,568	14,690
Series 2004-1, Class IO, 1.25% 4/25/34 (c)(i)	1,219,075	44,131
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8918% 3/15/19 (c)(h)	145,978	139,140
Class J, 1.0918% 3/15/19 (c)(h)	143,000	129,329
Series 2007-BBA8:
Class D, 0.4918% 3/15/22 (c)(h)	147,000	132,962
Class E, 0.5418% 3/15/22 (c)(h)	763,000	674,874
Class F, 0.5918% 3/15/22 (c)(h)	468,000	404,586
Class G, 0.6418% 3/15/22 (c)(h)	120,000	101,100
Class H, 0.7918% 3/15/22 (c)(h)	147,000	115,028
Class J, 0.9418% 3/15/22 (c)(h)	147,000	110,618
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,092,728
Commercial Mortgage Securities - continued
	Principal Amount	Value
C-BASS Trust floater Series 2006-SC1 Class A, 0.5118% 5/25/36 (c)(h)	$ 255,633	$ 211,804
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5718% 8/15/21 (c)(h)	64,902	62,483
Class H, 0.6118% 8/15/21 (c)(h)	125,000	116,630
Series 2007-C6 Class A1, 5.622% 12/10/49 (h)	2,864,852	2,864,414
Series 2007-FL3A Class A2, 0.3818% 4/15/22 (c)(h)	598,870	567,934
Series 2008-C7 Class A2B, 6.0739% 12/10/49 (h)	6,846,778	7,022,432
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,960,000	3,237,760
Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	6,448,132
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7918% 4/15/17 (c)(h)	25,476	25,075
Class H, 0.8618% 4/15/17 (c)(h)	60,000	52,778
Class J, 1.0918% 4/15/17 (c)(h)	46,000	33,120
Series 2005-FL11:
Class F, 0.6918% 11/15/17 (c)(h)	65,513	59,453
Class G, 0.7418% 11/15/17 (c)(h)	45,227	39,348
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	2,775,000	2,698,615
Class AJFX, 5.478% 2/5/19 (c)	2,110,000	2,097,137
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	1,417,381	1,439,972
Series 2007-C3 Class A4, 5.7128% 6/15/39 (h)	3,750,000	4,047,675
Series 2006-C4 Class AAB, 5.439% 9/15/39	3,175,669	3,240,259
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	2,750,000	2,993,609

	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	$ 198,541	$ 199,249
Class A4, 4.75% 1/15/37	3,035,000	3,185,934
Series 2001-CKN5 Class AX, 1.7044% 9/15/34 (c)(h)(i)	3,950,698	5,898
Series 2002-CP3 Class G, 6.639% 7/15/35 (c)	250,000	247,408
Series 2006-C1 Class A3, 5.4255% 2/15/39 (h)	2,735,265	2,926,471
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3918% 2/15/22 (c)(h)	3,470,000	3,145,902
Class C:
0.4118% 2/15/22 (c)(h)	657,000	588,869
0.5118% 2/15/22 (c)(h)	234,000	207,324
Class F, 0.5618% 2/15/22 (c)(h)	469,000	410,703
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,470,000	4,857,410
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.433% 11/5/21 (c)(h)	3,490,000	3,219,145
sequential payer Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	14,174,795
Series 2006-GG7 Class A3, 5.8813% 7/10/38 (h)	2,531,937	2,531,226
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6128% 6/6/20 (c)(h)	1,821,615	1,722,907
Class F, 0.6828% 6/6/20 (c)(h)	294,000	266,309
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(h)	1,335,000	1,299,956
Class D, 2.2018% 3/6/20 (c)(h)	400,000	387,000
Class E, 2.4764% 3/6/20 (c)(h)	670,000	646,965
Class F, 2.6334% 3/6/20 (c)(h)	335,000	321,600
Class G, 2.7903% 3/6/20 (c)(h)	165,000	157,674
Class H, 3.3004% 3/6/20 (c)(h)	275,000	263,313
Class J, 4.0852% 3/6/20 (c)(h)	395,000	384,138
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,073,186	2,099,944
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
Series 2006-GG6 Class A2, 5.506% 4/10/38	$ 1,487,184	$ 1,509,732
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	2,945,109	2,993,656
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 0.5218% 11/15/18 (c)(h)	68,678	64,986
Class F, 0.5718% 11/15/18 (c)(h)	103,016	92,715
Class G, 0.6018% 11/15/18 (c)(h)	89,749	74,492
Class H, 0.7418% 11/15/18 (c)(h)	68,693	55,641
sequential payer:
Series 2006-CB14 Class A3B, 5.4927% 12/12/44 (h)	3,821,435	3,944,286
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (h)	4,015,105	4,191,798
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,796,000	4,206,689
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,461,329	1,514,087
Series 2007-CB19:
Class B, 5.7434% 2/12/49 (h)	755,000	301,568
Class C, 5.7434% 2/12/49 (h)	1,971,000	610,285
Class D, 5.7434% 2/12/49 (h)	2,075,000	291,158
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (h)	1,725,000	450,457
Class CS, 5.466% 1/15/49 (h)	745,000	91,694
Class ES, 5.5505% 1/15/49 (c)(h)	4,663,000	247,127
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9461% 7/15/44 (h)	3,733,000	4,251,282
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	422,321	426,028
Series 2006-C6 Class A2, 5.262% 9/15/39 (h)	160,937	161,087
Series 2007-C1:
Class A3, 5.398% 2/15/40	5,000,000	5,197,880
Class A4, 5.424% 2/15/40	8,620,000	9,663,494
Series 2007-C2 Class A3, 5.43% 2/15/40	1,165,000	1,288,163
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5818% 9/15/21 (c)(h)	402,971	338,539

	Principal Amount	Value
Class G, 0.6018% 9/15/21 (c)(h)	$ 795,609	$ 644,529
Class H, 0.6418% 9/15/21 (c)(h)	204,773	157,697
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	50,540	51,091
Series 2005-MCP1 Class A2, 4.556% 6/12/43	373,012	374,482
Series 2007-C1 Class A4, 5.8371% 6/12/50 (h)	3,796,000	4,257,495
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A3, 5.364% 8/12/48	4,298,000	4,374,173
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	3,875,000	4,172,410
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	6,014,525
Series 2006-3 Class ASB, 5.382% 7/12/46 (h)	4,082,596	4,280,810
Series 2007-7 Class B, 5.7489% 6/12/50 (h)	770,000	78,771
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.442% 7/15/19 (c)(h)	113,478	65,817
Series 2007-XLFA:
Class D, 0.432% 10/15/20 (c)(h)	235,000	204,450
Class E, 0.492% 10/15/20 (c)(h)	294,000	244,020
Class F, 0.542% 10/15/20 (c)(h)	176,000	133,760
Class G, 0.582% 10/15/20 (c)(h)	218,000	156,960
Class H, 0.672% 10/15/20 (c)(h)	137,000	91,790
Class J, 0.822% 10/15/20 (c)(h)	80,460	33,905
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	4,785,000	5,005,947
Series 2007-HQ12 Class A2, 5.6022% 4/12/49 (h)	4,401,404	4,523,244
Series 2007-IQ14 Class B, 5.7349% 4/15/49 (h)	2,175,000	583,148
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (c)	3,361,337	3,517,976
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5218% 9/15/21 (c)(h)	$ 491,000	$ 385,149
Class F, 0.5818% 9/15/21 (c)(h)	661,000	498,670
Class G, 0.6018% 9/15/21 (c)(h)	626,000	451,921
Class J, 0.8418% 9/15/21 (c)(h)	139,000	62,817
Series 2007-WHL8:
Class AP2, 1.0418% 6/15/20 (c)(h)	53,945	46,393
Class F, 0.7218% 6/15/20 (c)(h)	1,046,000	763,580
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	309,850	311,724
Series 2007-C30:
Class A3, 5.246% 12/15/43	2,213,762	2,250,572
Class A4, 5.305% 12/15/43	3,240,000	3,415,731
Class A5, 5.342% 12/15/43	7,696,000	8,309,594
Series 2007-C31 Class A4, 5.509% 4/15/47	2,332,000	2,524,826
Series 2007-C32 Class A2, 5.7354% 6/15/49 (h)	1,070,372	1,093,169
Series 2006-C23 Class A5, 5.416% 1/15/45 (h)	3,010,000	3,338,960
Series 2007-C30 Class E, 5.553% 12/15/43 (h)	6,257,000	1,666,239
Series 2007-C31 Class C, 5.6838% 4/15/47 (h)	2,455,000	513,770
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $231,301,237)		221,850,670
Municipal Securities - 0.5%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	1,200,000	1,240,044
California Gen. Oblig.:
7.5% 4/1/34	5,055,000	6,422,074
7.55% 4/1/39	940,000	1,219,631
7.6% 11/1/40	2,640,000	3,459,298
7.625% 3/1/40	1,420,000	1,849,493

	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 2,850,000	$ 2,986,373
Series 2011, 5.877% 3/1/19	895,000	984,384
TOTAL MUNICIPAL SECURITIES (Cost $17,215,676)		18,161,297
Foreign Government and Government Agency Obligations - 0.3%

Russian Federation:
4.5% 4/4/22 (c)	1,800,000	1,813,500
5.625% 4/4/42 (c)	2,800,000	2,819,600
United Mexican States:
4.75% 3/8/44	4,034,000	3,953,320
6.05% 1/11/40	2,660,000	3,192,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,190,273)		11,778,420
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $348,544)	350,000	362,922
Money Market Funds - 12.1%
Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $493,723,117)	493,723,117	493,723,117
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $4,210,800,350)	4,353,775,967
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(276,705,704)
NET ASSETS - 100%	$ 4,077,070,263
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 4/1/42	$ (14,900,000)	(15,301,431)
3.5% 4/1/42	(29,400,000)	(30,192,086)
3.5% 4/1/42	(2,700,000)	(2,772,743)
4% 4/1/42	(7,700,000)	(8,073,153)
4% 4/1/42	(7,700,000)	(8,073,153)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 4/1/42	$ (300,000)	$ (319,121)
4.5% 4/1/42	(300,000)	(319,121)
5% 4/1/42	(9,000,000)	(9,722,883)
TOTAL FANNIE MAE		(74,773,691)
Ginnie Mae
3.5% 4/1/42	(100,000)	(104,228)
5% 4/1/42	(15,500,000)	(17,122,775)
TOTAL GINNIE MAE		(17,227,003)
TOTAL TBA SALE COMMITMENTS (Proceeds $91,718,758)		$ (92,000,694)
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $360,000) (g)	Sept. 2037	$ 1,533,177	(1,448,936)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $598,000) (g)	Sept. 2037	1,328,753	(1,255,745)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $348,750) (g)

	Sept. 2037	$ 766,588	$ (724,468)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $701,375) (g)	Sept. 2037	1,584,283	(1,497,234)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $572,000) (g)	Sept. 2037	2,248,659	(2,125,106)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $214,000) (g)	Sept. 2037	817,694	(772,766)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,023,500) (g)

	Sept. 2037	$ 2,350,871	$ (2,221,702)
Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (f)	August 2034	82,748	(63,333)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (f)	Feb. 2034	4,841	(4,574)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (f)	Dec. 2034	245,904	(236,821)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34
(Rating-C) (f)

	Dec. 2034	$ 427,179	$ (411,402)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (f)	Sept. 2034	79,578	(69,214)
TOTAL CREDIT DEFAULT SWAPS		$ 11,470,275	$ (10,831,301)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	80,966,000	419,258
TOTAL INTEREST RATE SWAPS		$ 80,966,000	$ 419,258
		$ 92,436,275	$ (10,412,043)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,765,860 or 4.3% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,623,830.

(f) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(g) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 113,575
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 920,788,468	$ -	$ 920,788,468	$ -
U.S. Government and Government Agency Obligations	1,248,981,248	-	1,248,981,248	-
U.S. Government Agency - Mortgage Securities	1,336,539,108	-	1,336,539,108	-
Asset-Backed Securities	80,401,580	-	77,072,381	3,329,199
Collateralized Mortgage Obligations	21,189,137	-	21,010,331	178,806
Commercial Mortgage Securities	221,850,670	-	215,413,486	6,437,184
Municipal Securities	18,161,297	-	18,161,297	-
Foreign Government and Government Agency Obligations	11,778,420	-	11,778,420	-
Supranational Obligations	362,922	-	362,922	-
Money Market Funds	493,723,117	493,723,117	-	-
Total Investments in Securities:	$ 4,353,775,967	$ 493,723,117	$ 3,850,107,661	$ 9,945,189
Derivative Instruments:
Assets
Swap Agreements	$ 419,258	$ -	$ 419,258	$ -
Liabilities
Swap Agreements	$ (10,831,301)	$ -	$ (10,045,957)	$ (785,344)
Total Derivative Instruments:	$ (10,412,043)	$ -	$ (9,626,699)	$ (785,344)
Other Financial Instruments:
TBA Sale Commitments	$ (92,000,694)	$ -	$ (92,000,694)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 17,882,180
Total Realized Gain (Loss)	(3,784,721)
Total Unrealized Gain (Loss)	4,685,940
Cost of Purchases	-
Proceeds of Sales	(5,430,828)
Amortization/Accretion	(248,731)
Transfers in to Level 3	1,144,165
Transfers out of Level 3	(4,302,816)
Ending Balance	$ 9,945,189
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 918,832
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (771,434)
Total Unrealized Gain (Loss)	(13,910)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (785,344)
Realized gain (loss) on Swap Agreements for the period	$ 5,979
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at March 31, 2012	$ (13,910)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $4,206,303,363. Net unrealized appreciation aggregated $147,472,604, of which $184,018,297 related to appreciated investment securities and $36,545,693 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $11,470,275 representing 0.28% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012